SUPPLEMENT DATED APRIL 16, 2010
TO

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSEPCTUSES DATED MAY 1, 2006
FOR SUN LIFE FINANCIAL MASTERS IV AND SUN LIFE FINANCIAL MASTERS VII

PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA,
COLUMBIA ALL-STAR FREEDOM, ANDCOLUMBIA ALL-STAR TRADITIONS

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding changes to the investment adviser of the Columbia Funds.

On or about May 1, 2010, RiverSource Investments, LLC (the “New Advisor”), a subsidiary of Ameriprise Financial, will become the investment advisor of the Columbia Funds. The New Advisor expects to change its name to Columbia Management Investment Advisers, LLC on or shortly after May 1, 2010.

Please retain this supplement with your prospectus for future reference.

SLUS All-Stars, Masters IV, Masters VII                                                                                                                                          4/10